Earnings per Share	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Earnings per Share

13. Earnings per Share

Basic and diluted earnings per share is calculated by dividing the net income available to common stockholders by the average number of common shares outstanding during the periods. Diluted earnings per share is calculated by adjusting the net income available to common stockholders and the weighted average number of common shares used for calculating basic earnings per share for the effects of all potentially dilutive shares.

The calculation of both basic and diluted number of weighted average outstanding shares of:

	December 31, 2016	December 31, 2017	December 31, 2018
Net income/(loss) available to common stockholders (in thousands)	44,638	5,310	(5,739)
Basic weighted average number of shares	55,418,626	55,508,974	55,629,023
Effect of dilutive potential share options:	375,855	372,480	—

Diluted weighted average number of shares	55,794,481	55,881,454	55,629,023

*	Due to a loss for the year ended December 31, 2018, no incremental shares are included because the effect would be antidilutive.